Notes Payable, Related Party (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Notes Payable Related Party
Schedule of Notes Payable Related Party

Notes payable, related party, consists of the following at June 30, 2022 and December 31, 2021, respectively:

	June 30,	December 31,
	2022	2021

On June 3, 2022, the Company received an advance of $10,000 from Isiah Thomas, III, our Chairman of the Board and CEO, pursuant to an unsecured promissory note due on demand that carried a 6% interest rate.	$10,000	$-

On May 5, 2022, the Company received an advance of $10,000 from Isiah Thomas, III, our Chairman of the Board and CEO, pursuant to an unsecured promissory note due on demand that carried a 6% interest rate.	10,000	-

On May 5, 2022, the Company received an advance of $20,000 from Dr. Kenneth Perego, II, M.D., our Vice Chairman of the Board pursuant to an unsecured promissory note due on demand that carried a 6% interest rate.	20,000	-

On December 29, 2021, the Company received an advance of $200,000 from Dr. Kenneth Perego, II, M.D., our Vice Chairman of the Board pursuant to an unsecured promissory note due January 1, 2024 that carried an 8% interest rate.	200,000	200,000

Total notes payable. related party	240,000	200,000
Less: current maturities	40,000	-
Notes payable, related party, long-term portion	$200,000	$200,000

Schedule of Interest Expenses

The Company recognized interest expense for the six months ended June 30, 2022 and 2021, as follows:

	June 30,	June 30,
	2022	2021

Interest on convertible notes	$29,753	$-
Interest on notes payable	20,032	18,987
Interest on notes payable, related parties	8,604	-
Amortization of debt discounts	48,649	13,786
Amortization of debt discounts, common stock	74,414	170,033
Amortization of debt discounts, warrants	177,537	-
Interest on accounts payable	11,249	7,289
Total interest expense	$356,922	$210,095

The Company recognized interest expense for the year ended December 31, 2021 and 2020, respectively, as follows:

	December 31,	December 31,
	2021	2020

Interest on convertible notes	$17,260	$21,516
Interest on notes payable	28,674	9,734
Amortization of debt discounts	42,247	-
Amortization of stock-based debt discounts	414,409	-
Interest on accounts payable	8,541	16,342
Total interest expense	$511,131	$47,592